Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	The Company’s prepaid expenses and other current assets consisted of the following as of June 30, 2024, and December 31, 2023:
	June 30,	December 31,
	2024	2023

Vendor prepayments	$261,368	$821,266
VAT recoverable and other current assets	49,480	24,433
Other short-term receivables	31,568	10,664
Prepaid insurance	297,294	69,019
Total prepaid expenses and other current assets	$639,710	$925,382